Property, Plant and Equipment - Additional Information (Details) - CAD ($)	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Property Plant And Equipment [Abstract]
Property, plant and equipment, not yet in service	$ 1,152,814	$ 172,142